PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mining property not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,485	$ 5,158	$ 5,072
Mining property not subject to depreciation [Member] | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	725	726
Mining property not subject to depreciation [Member] | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	686	678
Mining property not subject to depreciation [Member] | Reko Diq [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	914	746
Mining property not subject to depreciation [Member] | Donlin Gold Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	251	252
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,856	2,694
Mining property not subject to depreciation, acquired [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53	62
Property, plant and equipment	$ 28,559	$ 26,416